ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 175,679	$ 119,155	$ 57,650	$ 56,542	$ 54,021
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			2,175
Ending allowance on loans collectively evaluated for impairment			55,475
Impaired Financing Receivable, Related Allowance			57,650
Loans and Leases:
Ending balance of loans individually evaluated for impairment			59,600
Ending balance of loans collectively evaluated for impairment			9,142,065
Loans and Leases Receivable, Net of Deferred Income	9,900,970		9,201,665
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	51,454	28,485	18,584	18,746	17,598
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			2,044
Ending allowance on loans collectively evaluated for impairment			16,540
Impaired Financing Receivable, Related Allowance			18,584
Loans and Leases:
Ending balance of loans individually evaluated for impairment			27,480
Ending balance of loans collectively evaluated for impairment			2,438,397
Loans and Leases Receivable, Net of Deferred Income			2,465,877
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	995	1,089	971	1,130	675
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Ending allowance on loans collectively evaluated for impairment			971
Impaired Financing Receivable, Related Allowance			971
Loans and Leases:
Ending balance of loans individually evaluated for impairment			223
Ending balance of loans collectively evaluated for impairment			88,141
Loans and Leases Receivable, Net of Deferred Income			88,364
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	21,736	13,960	2,381	3,413	3,577
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Ending allowance on loans collectively evaluated for impairment			2,381
Impaired Financing Receivable, Related Allowance			2,381
Loans and Leases:
Ending balance of loans individually evaluated for impairment			0
Ending balance of loans collectively evaluated for impairment			493,182
Loans and Leases Receivable, Net of Deferred Income			493,182
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	76,795	47,697	23,579	21,048	20,930
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			113
Ending allowance on loans collectively evaluated for impairment			23,466
Impaired Financing Receivable, Related Allowance			23,579
Loans and Leases:
Ending balance of loans individually evaluated for impairment			10,831
Ending balance of loans collectively evaluated for impairment			4,183,820
Loans and Leases Receivable, Net of Deferred Income			4,194,651
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	8,560	10,789	5,299	4,964	4,683
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			18
Ending allowance on loans collectively evaluated for impairment			5,281
Impaired Financing Receivable, Related Allowance			5,299
Loans and Leases:
Ending balance of loans individually evaluated for impairment			15,162
Ending balance of loans collectively evaluated for impairment			1,040,787
Loans and Leases Receivable, Net of Deferred Income	11,601		1,055,949
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	11,869	13,217	4,787	5,348	4,935
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Ending allowance on loans collectively evaluated for impairment			4,787
Impaired Financing Receivable, Related Allowance			4,787
Loans and Leases:
Ending balance of loans individually evaluated for impairment			5,700
Ending balance of loans collectively evaluated for impairment			766,169
Loans and Leases Receivable, Net of Deferred Income			771,869
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	1,215	1,193	392	362	307
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income			1,959,591
Installment
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Ending allowance on loans collectively evaluated for impairment			392
Impaired Financing Receivable, Related Allowance			392
Loans and Leases:
Ending balance of loans individually evaluated for impairment			204
Ending balance of loans collectively evaluated for impairment			82,385
Loans and Leases Receivable, Net of Deferred Income	163		82,589
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 3,055	$ 2,725	1,657	$ 1,531	$ 1,316
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment			0
Ending allowance on loans collectively evaluated for impairment			1,657
Impaired Financing Receivable, Related Allowance			1,657
Loans and Leases:
Ending balance of loans individually evaluated for impairment			0
Ending balance of loans collectively evaluated for impairment			49,184
Loans and Leases Receivable, Net of Deferred Income			$ 49,184